LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 11: - LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	2024	2023

Balance on January 1,	$4,814	$4,744
Grants received *)	177	66
Royalties paid	(298)	(73)
Amounts recorded in profit or loss	(43)	77

Balance on December 31,	$4,650	$4,814

*) Excludes EU Horizon grant amounts received in May 2023 and in August 2024 - see also Note 5g.

The Company received research and development grants from the IIA and undertook to pay royalties of 3%-4% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received (including accrued interest). As of December 31, 2024, the Company received grants amounting to $9,402 (including accrued interest), of which $3,896 were repaid to date.

In July 2022, Canonic Ltd. received the Israeli Ministry of Economy approval to be included in “Smart money” grants program for marketing operations in Germany. The maximum grant amount from this program is approximately $85. Canonic Ltd. undertook to pay royalties of 3% of yearly revenues above approximately $284 derived from the operation in Germany, up to 100% of the grants received. As of December 31, 2024, Canonic Ltd. received approximately $42 for marketing expenses in Germany. Since Canonic has ceased its activities during the first half of 2024 and no economic benefits are expected from the marketing operations in Germany, the grant receipts were recognized as a reduction of the related marketing expenses during 2024.

In February 2024, Lavie Bio Ltd. received the Israeli Ministry of Economy approval to be included in “Smart money” grant program to begin exporting in Canada. The maximum amount of grants from this program is approximately $83.  Lavie Bio Ltd. undertook to pay royalties of 3% of yearly revenues above approximately $276 derived from the operations in Canada, up to 100% of the grants received (linked to CPI). As of December 31, 2024, Lavie Bio Ltd. received approximately $78 for marketing expenses in Canada incurred until December 31, 2024.